Debt- Termination of Existing Credit Agreement (Details) - Other Term Loans [Member] - USD ($) $ in Millions		2 Months Ended
	May 12, 2016	Jul. 01, 2016
Debt Instrument [Line Items]
Extinguishment of Debt, Amount	$ 2,200
Gains (Losses) on Extinguishment of Debt		$ (11)